Financial Instruments - Summary Of Expected Losses (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	$ 322.8	$ 221.0
Not due
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	274.3	213.2
Up to 90 days
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	24.2	13.6
From 91 to 180 days [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	15.3	1.2
More than 180 days [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	21.2	2.8
Expected credit losses
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	(12.2)	(9.8)
Commercial Aviation [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	192.4	89.6
Commercial Aviation [member] | Not due
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	176.2	90.9
Commercial Aviation [member] | Up to 90 days
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	9.8	4.5
Commercial Aviation [member] | From 91 to 180 days [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	9.9	0.3
Commercial Aviation [member] | More than 180 days [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	5.6	0.3
Commercial Aviation [member] | Expected credit losses
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	(9.1)	(6.4)
Defence And Security [Member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	28.0	40.2
Defence And Security [Member] | Not due
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	14.0	35.5
Defence And Security [Member] | Up to 90 days
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	0.3	3.6
Defence And Security [Member] | From 91 to 180 days [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	2.2	0.3
Defence And Security [Member] | More than 180 days [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	12.0	1.2
Defence And Security [Member] | Expected credit losses
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	(0.5)	(0.4)
Executive Aviation [Member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	50.5	39.4
Executive Aviation [Member] | Not due
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	45.8	37.6
Executive Aviation [Member] | Up to 90 days
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	5.7	3.1
Executive Aviation [Member] | From 91 to 180 days [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	0.5	0.4
Executive Aviation [Member] | More than 180 days [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	0.1	0.1
Executive Aviation [Member] | Expected credit losses
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	(1.6)	(1.8)
OGMA Industria Aeronautica de Portugal SA [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	33.8	30.7
OGMA Industria Aeronautica de Portugal SA [member] | Not due
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	23.9	29.6
OGMA Industria Aeronautica de Portugal SA [member] | Up to 90 days
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	4.9	0.9
OGMA Industria Aeronautica de Portugal SA [member] | From 91 to 180 days [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	2.3	0.1
OGMA Industria Aeronautica de Portugal SA [member] | More than 180 days [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	3.2	1.1
OGMA Industria Aeronautica de Portugal SA [member] | Expected credit losses
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	(0.5)	(1.0)
All other segments [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	18.1	21.1
All other segments [member] | Not due
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	14.4	19.6
All other segments [member] | Up to 90 days
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	3.5	1.5
All other segments [member] | From 91 to 180 days [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	0.4	0.1
All other segments [member] | More than 180 days [member]
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	0.3	0.1
All other segments [member] | Expected credit losses
Disclosure of provision matrix [line items]
Trade Receivables And Expected Losses	$ (0.5)	$ (0.2)